FINANCE COSTS - NET	12 Months Ended
Dec. 31, 2021
Interest costs [abstract]
Disclosure of finance cost [text block]
33.	FINANCE COSTS - NET

	2019 RMB’000	2020 RMB’000	2021 RMB’000
Interest expense of lease liabilities	(57,670)	(57,629)	(67,648)
Net foreign exchange gains/(loss)	2,592	(1,452)	(689)
Bank charges	(1,632)	(1,564)	(6,239)

	(56,710)	(60,645)	(74,576)